Subsidiaries (Schedule of Material Interest In Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
O.P.C. Rotem Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest	80.00%	80.00%
O.P.C. Hadera Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest	100.00%	100.00%
Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest	100.00%	95.00%
O.P.C. Sorek 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest	100.00%	100.00%